Note 14 - Major Customers and Accounts Receivable (Details Textual) - Customer Concentration Risk [Member]	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue Benchmark [Member] | Two Customers [Member]
Concentration Risk, Percentage	48.00%
Revenue Benchmark [Member] | One Customer [Member]
Concentration Risk, Percentage		27.00%	10.00%	13.00%
Accounts Receivable [Member] | Two Customers [Member]
Concentration Risk, Percentage	45.00%
Accounts Receivable [Member] | One Customer [Member]
Concentration Risk, Percentage		35.00%	35.00%